Lease liabilities and right-of-use assets - Summary of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and right-of-use assets
Balance as at 1 January	$ 815,646	$ 4,059,896
Acquisitions through business combinations		1,086,002
Additions during the year	436,769	696,431
Depreciation charge for the year	(364,116)	(1,216,495)	$ (541,218)
Assets classified as held for sale	(131,516)	(576,299)
Recognition of sublease receivables		(1,244,596)
Termination of lease	(272,421)	(1,989,293)
Balance as at 31 December	$ 484,362	$ 815,646	$ 4,059,896